RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2025
Disclosure of transactions between related parties [abstract]
RELATED PARTY TRANSACTIONS
28. RELATED PARTY TRANSACTIONS
The Group enters into transactions with its associate undertakings. In the year ended 31 December 2025, revenue of £137 million (2024: £132 million) was recognised in relation to Compas, an associate in the US.
The following amounts were outstanding at 31 December 2025 and 31 December 2024:

	2025	2024
	£m	£m
Amounts owed by related parties	105	68
Amounts owed to related parties	(126)	(104)

There are no material provisions for doubtful debts relating to these balances, and no material expense has been recognised in the income statement in relation to bad or doubtful debts in 2025 or 2024.